Note 1 - Business (Details Textual)	Sep. 04, 2015 shares
Merger, Number of Shares Called by Rights	28,442,484
Merger, Number of Shares For Every Cancelled Share	4
Merger Agreement, Ownership Percentage by Former Shareholders	98.80%